Other Non-current Assets - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 11,525	$ 11,458
Other cloud infrastructure [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 11,525	$ 11,458